Consolidated Statement of Financial Position (unaudited) - SEK (kr) kr in Millions		Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	[1]	kr 5,549	kr 3,362
Treasuries/government bonds		13,381	22,266
Other interest-bearing securities except loans		47,796	33,551
Loans in the form of interest-bearing securities		46,923	50,780
Loans to credit institutions		23,631	31,315
Loans to the public		163,723	171,562
Derivatives		6,453	7,563
Tangible and intangible assets		172	145
Deferred tax asset		8	15
Other assets		10,388	12,853
Prepaid expenses and accrued revenues		1,821	1,987
Total assets		319,845	335,399
Liabilities and equity
Borrowing from credit institutions		2,862	3,486
Borrowing from the public		10,000	10,000
Debt securities issued		268,333	273,976
Derivatives		16,021	25,395
Other liabilities		543	455
Accrued expenses and prepaid revenues		1,761	1,924
Provisions		60	99
Total liabilities		299,580	315,335
Share capital		3,990	3,990
Reserves		(117)	(129)
Retained earnings		16,392	16,203
Total equity	[2]	20,265	20,064
Total liabilities and equity		kr 319,845	kr 335,399

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.